SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2025 up through the date the Company presented these unaudited financial statements.

AsiaFIN Holdings Corp. has appointed Baharom Bin Embi (“Datuk Baharom”) as the independent director to the Company’s board of directors (the “Board”), effective October 1, 2025 (the “Effective Date”). Datuk Baharom will serve on the Company’s Audit Committee.

Datuk Baharom Bin Embi, 65, was appointed Chairman of Co-opbank Pertama Malaysia Berhad in October 2021 and has since overseen the bank’s financial performance and digital transformation initiatives, including the implementation of its Project FIRST Core Banking and various retail and corporate financing systems. Datuk Baharom also serves on the board of directors of Institut Koperasi Malaysia, is the Chairman of the Federasi Koperasi Kewangan Malaysia, and has served as an advisor to Humanology Sdn Bhd since 2019. Between 2015 and 2018, Datuk Baharom was Managing Director and Chief Executive Officer of TEKUN Nasional, an agency under the Ministry of Entrepreneurial and Cooperative Development in Malaysia. From 1987 to 2014, Datuk Baharom served in senior management roles across branch operations, treasury, human resources, and strategic planning at Bank Kerjasama Rakyat Malaysia Berhad. He began his career in 1982 as an operations officer at Public Finance Berhad.

Datuk Baharom holds a Master of Business Administration in Decision Support Systems (1986) and a Bachelor of Business Administration in Economics and Finance (1984) from the University of Southern New Hampshire, as well as a Diploma in Business Management from MARA University of Technology (1979). He is a certified Islamic Financial Planner and has undertaken various professional qualifications in Islamic finance and takaful (a shariah law compliant alternative to conventional insurance). In recognition of his service, he has been conferred several national honors, including the Darjah Pangkuan Seri Melaka (D.P.S.M.) awarded for significant contribution to Malaysia’s growth, which bestowed upon him the title of “Datuk”.

In connection with the appointment, Datuk Baharom entered into a director agreement with the Company (the “Baharom Agreement”). Pursuant to the Baharom Agreement, Datuk Baharom shall receive a monthly fee of $500 in cash as compensation for his services as independent director.

Datuk Baharom do not have any family relationships with any of the Company’s directors or executive officers, or any person nominated or chosen by the Company to become a director or executive director, and there are no arrangements or understandings with any person pursuant to which he was selected as director of the Company. He is not a party to any related party transactions within the meaning of Item 404(a) of Regulation S-K. As of the date of this report, Datuk Baharom beneficially owns 14,000 shares of the Company’s common stock, par value $0.0001 per share. The Board has determined that such ownership does not affect his independence.

19. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2024 up through the date the Company presented these audited financial statements.

Effective on January 20, 2025, AsiaFIN Holdings Corp., a Nevada corporation, and certain individual investors (the “Subscribers”) entered into subscription agreements (each, a “Subscription Agreement”) pursuant to which the Company agreed to sell an aggregate of 364,000 shares of the Company’s common stock, with par value of $0.0001 per share to the Subscribers for an aggregate purchase price of $327,600, or $0.90 per share of the common stock.